Segment Information	12 Months Ended
Dec. 31, 2014
Segment Information
Segment Information

26.Segment Information

(a)Description of segments

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker (“CODM”), or decision making group, in deciding how to allocate resources and in assessing performance. The Company’s CODM is the Chief Executive Officer.

The Company’s organizational structure is based on a number of factors that the CODM uses to evaluate, view and run its business operations which include, but are not limited to, customer base, homogeneity of products and technology. The Company’s operating segments are based on this organizational structure and information reviewed by the Company’s CODM to evaluate the operating segment results. The Company has determined that its operations are organized into three reportable segments: 1) Online Game Services; 2) Advertising Services; and 3) E-mail, E-commerce and Others.

(b)Segment data

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2012, 2013 and 2014. The Group does not allocate any operating costs or assets to its business segments as the Company’s CODM does not use this information to measure the performance of the operating segments. There was no significant transaction between reportable segments for the years ended December 31, 2012, 2013 and 2014 (in thousands).

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB
Total revenues:
Online game services	7,287,063	8,308,618	9,815,019
Advertising services	850,157	1,094,623	1,551,652
E-mail, e-commerce and others	242,741	368,014	1,113,773
Total revenues	8,379,961	9,771,255	12,480,444

Sales tax expense (Note 11(b)):
Online game services	(86,478)	(444,154)	(548,861)
Advertising services	(82,680)	(107,156)	(154,583)
E-mail, e-commerce and others	(9,847)	(23,770)	(64,166)
Total Sales taxes	(179,005)	(575,080)	(767,610)

Net revenues:
Online game services	7,200,585	7,864,464	9,266,158
Advertising services	767,477	987,467	1,397,069
E-mail, e-commerce and others	232,894	344,244	1,049,607
Total net revenues	8,200,956	9,196,175	11,712,834

Cost of revenues:
Online game services	(1,872,734)	(1,649,803)	(2,111,701)
Advertising services	(474,165)	(461,286)	(528,665)
E-mail, e-commerce and others	(231,168)	(367,427)	(621,178)
Total cost of revenues	(2,578,067)	(2,478,516)	(3,261,544)

Gross profit (loss):
Online game services	5,327,851	6,214,661	7,154,457
Advertising services	293,312	526,181	868,404
E-mail, e-commerce and others	1,726	(23,183)	428,429
Total gross profit	5,622,889	6,717,659	8,451,290

All revenues of the Company’s reportable segments are derived from China based on the geographical locations where services are provided to customers.